UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21553

Voya Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.1%
		Belgium: 0.4%
69,400		Ageas	$3,412,925	0.4

		Canada: 2.4%
73,547		Canadian Imperial Bank of Commerce - XTSE	6,734,754	0.8
425,114		Shaw Communications, Inc. - Class B	9,473,339	1.2
64,581		TransCanada Corp.	3,097,525	0.4
			19,305,618	2.4

		France: 11.0%
204,393		BNP Paribas	15,475,199	1.9
164,794		Casino Guichard Perrachon S.A.	10,022,424	1.2
174,031		Cie de Saint-Gobain	9,919,120	1.2
773,190		Engie SA	13,532,849	1.7
400,300		Orange SA	6,888,871	0.9
102,397		Sanofi	9,340,611	1.2
238,200		Total S.A.	13,464,234	1.7
98,825		Vinci S.A.	10,095,331	1.2
			88,738,639	11.0

		Germany: 2.0%
76,800		Daimler AG	6,362,502	0.8
503,767		Deutsche Bank AG	9,500,791	1.2
			15,863,293	2.0

		Ireland: 1.2%
118,800		Medtronic PLC	9,757,044	1.2

		Italy: 3.8%
738,561		Assicurazioni Generali S.p.A.	13,520,656	1.7
428,587		ENI S.p.A.	7,050,594	0.9
491,092	(1)	UniCredit SpA	9,900,417	1.2
			30,471,667	3.8

		Japan: 8.5%
103,700		Canon, Inc.	3,977,478	0.5
436,100		Itochu Corp.	7,581,003	0.9
198,400		Japan Airlines Co. Ltd.	7,278,730	0.9
197,500		Japan Tobacco, Inc.	6,540,858	0.8
1,937,800		Mitsubishi UFJ Financial Group, Inc.	13,812,880	1.7
46,400		Murata Manufacturing Co., Ltd.	6,319,088	0.8
968,800		Nissan Motor Co., Ltd.	9,420,960	1.2
334,400		Sumitomo Mitsui Financial Group, Inc.	13,633,944	1.7
			68,564,941	8.5

		Netherlands: 2.8%
223,344	(1)	ArcelorMittal	6,723,896	0.8
497,867		Royal Dutch Shell PLC	15,946,224	2.0
			22,670,120	2.8

		Singapore: 1.4%
2,418,800		Singapore Telecommunications Ltd.	6,700,130	0.9
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: (continued)
219,200		United Overseas Bank Ltd.	$4,269,306	0.5
			10,969,436	1.4

		Spain: 2.0%
181,600		ACS Actividades de Construccion y Servicios S.A.	7,017,480	0.9
917,043		Telefonica S.A.	9,402,496	1.1
			16,419,976	2.0

		Sweden: 0.8%
1,005,300		Telefonaktiebolaget LM Ericsson	6,329,097	0.8

		Switzerland: 5.0%
409,268		Credit Suisse Group AG	6,945,146	0.8
1,287,000		Glencore PLC	5,920,606	0.7
121,587		Novartis AG	10,431,756	1.3
41,281		Roche Holding AG	10,432,332	1.3
23,111		Zurich Insurance Group AG	6,994,807	0.9
			40,724,647	5.0

		United Kingdom: 8.3%
2,330,813		Barclays PLC	6,081,747	0.7
154,913		Imperial Brands PLC	6,421,001	0.8
2,105,037		J Sainsbury PLC	6,609,653	0.8
2,286,000		Kingfisher PLC	10,312,790	1.3
133,123		Rio Tinto PLC	6,302,621	0.8
330,950		SSE PLC	6,115,065	0.7
953,400	(1)	Standard Chartered PLC	9,511,826	1.2
5,276,054		Vodafone Group PLC	15,997,340	2.0
			67,352,043	8.3

		United States: 44.5%
36,011		AbbVie, Inc.	3,490,186	0.4
54,300		Allergan plc	9,438,969	1.2
84,100		American Electric Power Co., Inc.	6,528,683	0.8
56,206		Amgen, Inc.	9,873,146	1.2
91,351		Apple, Inc.	15,698,669	1.9
159,538		Bristol-Myers Squibb Co.	10,081,206	1.2
92,600		Bunge Ltd.	6,195,866	0.8
436,939		Cisco Systems, Inc.	16,297,825	2.0
219,600		Citigroup, Inc.	16,579,800	2.1
259,000		ConocoPhillips	13,177,920	1.6
118,925		Eli Lilly & Co.	10,065,812	1.2
99,895		Eversource Energy	6,478,191	0.8
114,348		Exxon Mobil Corp.	9,524,045	1.2
299,250		Gap, Inc.	9,668,767	1.2
872,731		General Electric Co.	15,962,250	2.0
133,600		Gilead Sciences, Inc.	9,990,608	1.2
328,100		Hanesbrands, Inc.	6,854,009	0.9
91,664		Intel Corp.	4,110,214	0.5
86,031		International Business Machines Corp.	13,246,193	1.6
97,900		Las Vegas Sands Corp.	6,783,491	0.8
262,357		Macy's, Inc.	6,244,097	0.8
508,244		Mattel, Inc.	9,275,453	1.2
56,275		McDonald's Corp.	9,677,612	1.2
115,200		Merck & Co., Inc.	6,367,104	0.8

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
252,147	Metlife, Inc.	$13,535,251	1.7
152,976	Microsoft Corp.	12,875,990	1.6
569,400	Mosaic Co.	13,830,726	1.7
247,200	Nielsen Holdings PLC	9,077,184	1.1
353,987	Pfizer, Inc.	12,835,569	1.6
92,700	Philip Morris International, Inc.	9,524,925	1.2
73,304	PNC Financial Services Group, Inc.	10,303,610	1.3
109,182	Procter & Gamble Co.	9,825,288	1.2
151,000	Qualcomm, Inc.	10,017,340	1.2
155,300	Schlumberger Ltd.	9,760,605	1.2
139,783	Verizon Communications, Inc.	7,113,557	0.9
96,300	Wal-Mart Stores, Inc.	9,363,249	1.2
		359,673,410	44.5

	Total Common Stock
	(Cost $752,114,273)	760,252,856	94.1

	Value	Percentage of Net Assets
PURCHASED OPTIONS (2): 0.0%
Total Purchased Options
(Cost $756,875)	176,468	0.0

Total Long-Term Investments
(Cost $752,871,148)	760,429,324	94.1

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
		Mutual Funds: 5.2%
41,768,313	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.960%
	(Cost $41,768,313)	41,768,313	5.2

	Total Short-Term Investments
	(Cost $41,768,313)	41,768,313	5.2

	Total Investments in Securities (Cost $794,639,461)	$802,197,637	99.3
	Assets in Excess of Other Liabilities	5,770,959	0.7
	Net Assets	$807,968,596	100.0

(1)	Non-income producing security.
(2)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(3)	Rate shown is the 7-day yield as of November 30, 2017.
Sector Diversification	Percentage of Net Assets
Financials	19.8%
Health Care	13.8%
Information Technology	10.9
Consumer Discretionary	10.6
Energy	9.0
Industrials	8.2
Consumer Staples	8.0
Telecommunication Services	5.8
Utilities	4.0
Materials	4.0
Purchased Options	0.0
Short-Term Investments	5.2
Assets in Excess of Other Liabilities	0.7
Net Assets	100.0%

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$3,412,925	$–	$3,412,925
Canada	19,305,618	–	–	19,305,618
France	13,532,849	75,205,790	–	88,738,639
Germany	–	15,863,293	–	15,863,293
Ireland	9,757,044	–	–	9,757,044
Italy	–	30,471,667	–	30,471,667
Japan	–	68,564,941	–	68,564,941
Netherlands	–	22,670,120	–	22,670,120
Singapore	–	10,969,436	–	10,969,436
Spain	–	16,419,976	–	16,419,976
Sweden	–	6,329,097	–	6,329,097
Switzerland	–	40,724,647	–	40,724,647
United Kingdom	–	67,352,043	–	67,352,043
United States	359,673,410	–	–	359,673,410
Total Common Stock	402,268,921	357,983,935	–	760,252,856
Purchased Options	–	176,468	–	176,468
Short-Term Investments	41,768,313	–	–	41,768,313
Total Investments, at fair value	$444,037,234	$358,160,403	$–	$802,197,637
Other Financial Instruments+
Futures	226,771	–	–	226,771
Total Assets	$444,264,005	$358,160,403	$–	$802,424,408
Liabilities Table
Other Financial Instruments+
Futures	$(516,916)	$–	$–	$(516,916)
Written Options	–	(8,050,270)	–	(8,050,270)
Total Liabilities	$(516,916)	$(8,050,270)	$–	$(8,567,186)

(1)	For the period ended November 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At November 30, 2017, securities valued at $12,782,097 were transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2017, the following futures contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	372	12/15/17	$15,820,272	$(215,431)
FTSE 100 Index	68	12/15/17	6,739,948	(77,684)
Nikkei 225 Index	156	12/07/17	15,756,631	226,771
			$38,316,851	$(66,344)
Short Contracts
S&P 500 E-Mini	(145)	12/15/17	(19,197,275)	(223,801)
			$(19,197,275)	$(223,801)

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

At November 30, 2017, the following over-the-counter purchased foreign currency options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value

Call USD vs. Put EUR	BNP Paribas S.A.	01/19/18	1.154	USD	8,000,000	$32,000	$8,276
Call USD vs. Put EUR	BNP Paribas S.A.	12/20/17	1.165	USD	12,500,000	63,750	9,435
Call USD vs. Put EUR	Morgan Stanley & Co. International PLC	02/20/18	1.150	USD	12,500,000	48,750	22,790
Call USD vs. Put GBP	BNP Paribas S.A.	12/20/17	1.309	USD	25,000,000	137,500	15,471
Call USD vs. Put GBP	Morgan Stanley & Co. International PLC	01/19/18	1.273	USD	25,000,000	150,000	12,994
Call USD vs. Put GBP	Societe Generale	02/20/18	1.283	USD	22,500,000	118,125	44,495
Call USD vs. Put JPY	BNP Paribas S.A.	12/20/17	115.550	USD	15,000,000	85,500	13,168
Call USD vs. Put JPY	BNP Paribas S.A.	01/19/18	117.120	USD	17,500,000	87,500	19,010
Call USD vs. Put JPY	Morgan Stanley & Co. International PLC	02/20/18	115.755	USD	7,500,000	33,750	30,829
						$756,875	$176,468

At November 30, 2017, the following OTC written foreign currency options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value

Put USD vs. Call EUR	BNP Paribas S.A.	01/19/18	1.224	USD	8,000,000	$32,000	$(21,395)
Put USD vs. Call EUR	BNP Paribas S.A.	12/20/17	1.248	USD	12,500,000	63,750	(2,094)
Put USD vs. Call EUR	Morgan Stanley & Co. International PLC	02/20/17	1.217	USD	12,500,000	48,750	(82,639)
Put USD vs. Call GBP	BNP Paribas S.A.	12/20/17	1.409	USD	25,000,000	137,500	(9,265)
Put USD vs. Call GBP	Morgan Stanley & Co. International PLC	01/19/18	1.361	USD	25,000,000	150,000	(236,961)
Put USD vs. Call GBP	Societe Generale	02/20/18	1.367	USD	22,500,000	118,125	(248,409)
Put USD vs. Call JPY	BNP Paribas S.A.	12/20/17	105.750	USD	15,000,000	85,500	(1,741)
Put USD vs. Call JPY	BNP Paribas S.A.	01/19/18	108.200	USD	17,500,000	87,500	(41,193)
Put USD vs. Call JPY	Morgan Stanley & Co. International PLC	02/20/18	107.420	USD	7,500,000	33,750	(27,804)
						$756,875	$(671,501)

At November 30, 2017, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

EURO STOXX 50® Index	BNP Paribas S.A.	Call	12/15/17	3,684.283	EUR	2,500	8,924,825	$107,946	$(7,603)
EURO STOXX 50® Index	Societe Generale	Call	01/05/18	3,598.150	EUR	2,400	8,567,832	119,895	(101,240)
EURO STOXX 50® Index	Societe Generale	Call	12/01/17	3,635.210	EUR	2,500	8,924,825	99,613	(319)
FTSE 100 Index	Morgan Stanley & Co. International PLC	Call	01/05/18	7,416.610	GBP	2,300	16,851,341	188,337	(127,224)
FTSE 100 Index	Societe Generale	Call	12/15/17	7,539.042	GBP	2,400	17,584,008	183,679	(17,444)
FTSE 100 Index	Societe Generale	Call	12/01/17	7,566.260	GBP	2,400	17,584,008	168,811	(2)
Nikkei 225 Index	Morgan Stanley & Co. International PLC	Call	12/01/17	21,747.510	JPY	82,100	1,865,719,216	183,302	(713,701)

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts		Premiums Received	Fair Value
Nikkei 225 Index	Morgan Stanley & Co. International PLC	Call	01/05/18	22,864.280	JPY	77,400	1,758,911,904	$260,516	$(251,393)
Nikkei 225 Index	Societe Generale	Call	12/15/17	113.960	JPY	80,100	1,820,269,296	209,744	(385,007)
S&P 500 Index	Morgan Stanley & Co. International PLC	Call	12/01/17	2,581.650	USD	33,100	87,634,898	484,187	(2,148,709)
S&P 500 Index	Morgan Stanley & Co. International PLC	Call	12/15/17	2,598.120	USD	32,900	87,105,382	619,040	(1,705,414)
S&P 500 Index	Morgan Stanley & Co. International PLC	Call	01/05/18	2,603.720	USD	32,200	85,252,076	666,814	(1,920,713)
								$3,291,884	$(7,378,769)

Currency Abbreviations
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2017 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Foreign exchange contracts	Purchased options	$176,468
Equity contracts	Futures contracts	226,771
Total Asset Derivatives		$403,239

Liability Derivatives	Instrument Type
Equity Contracts	Futures contracts	$516,916
Equity Contracts	Written options	7,378,769
Foreign exchange contracts	Written options	671,501
Total Liability Derivatives		$8,567,186

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2017:

	BNP Paribas S.A.	Morgan Stanley & Co. International PLC	Societe Generale	Totals
Assets:
Purchased Options	$65,360	$66,613	$44,495	$176,468
Total Assets	$65,360	$66,613	$44,495	$176,468

Liabilities:
Written options	$83,291	$7,214,558	$752,421	$8,050,270
Total Liabilities	$83,291	$7,214,558	$752,421	$8,050,270

Net OTC derivative instruments by counterparty, at fair value	$(17,931)	$(7,147,945)	$(707,926)	(7,873,802)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$5,220,000	$480,000	$5,700,000

Net Exposure(1)	$(17,931)	$(1,927,945)	$(227,926)	$(2,173,802)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $794,845,430.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$91,738,650
Gross Unrealized Depreciation	(88,815,517)

Net Unrealized Appreciation	$2,923,133

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 26, 2018